7a. KANNALIFE SCIENCES INVESTMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net income (loss) from Kannalife	$ 0	$ (38,552)	$ (38,552)	$ (310,754)
Kannalife Sciences
Net income (loss) from Kannalife			(38,552)	$ (310,754)
Gain on sale of equity investments			$ 7,899,306